Note 9 - Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	As of December 31,
	2020	2019
	A$	A$
Plant & equipment	20,171,121	19,853,389
Leasehold improvements	9,168,259	9,130,310
Capital work in process	0	38,169
	29,339,380	29,021,868
Accumulated depreciation	(24,984,001)	(24,271,802)
Property, plant & equipment - net	4,355,379	4,750,066